Interest Expenses and Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest expense	€ 1,614	€ 1,048	€ 805
EIB Loan Made Available in July 2017 [Member]
Statement Line Items [Line Items]
Interest expense	1,593	826
2009/2017 Warrant Bond [Member]
Statement Line Items [Line Items]
Interest expense		300	500
2009/2017 Warrant Bond [Member] | Warrant Bond on 28 February 2014 [Member]
Statement Line Items [Line Items]
Repurchase of warrant bonds		200	200
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense		200
2017/2011 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense			13
EIB Loan Made Available in July 2017 [Member]
Statement Line Items [Line Items]
Interest expense		500	€ 0
Convertible Bonds [Member]
Statement Line Items [Line Items]
Interest expense	€ 191	€ 189